Other Provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other current provisions	$ 3,040,930	$ 405,069
Non-current provisions	531,961	7,425,759
Litigation [member]
Statement [Line Items]
Other current provisions	193,764	405,069
Non-current provisions	367,614	488,562
Others [member]
Statement [Line Items]
Other current provisions	2,847,166	0
Non-current provisions	$ 164,347	$ 6,937,197